UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                     FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick T. Brennan
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Patrick T. Brennan              St. Helena, CA
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:       63
                                          -----------

Form 13F Information Table Value Total:   $157,456,108
                                          ------------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 09/30/11
                                                            Market       Total           09/30/11  Discr-   Voting
Name of Issuer        Symbol         Class   Cusip           Value      Shares              PRICE  etion    Auth
3M CO                 mmm            com     88579Y10        $1,161,131     16174         $ 71.79  sole    none
ABBOTT LABS           abt            com     00282410        $3,884,236     75953         $ 51.14  sole    none
AIR PRODS & CHEM      APD            com     00915810          $610,960      8000         $ 76.37  sole    none
ALTRIA GROUP INC      mo             com     02209S10        $5,271,221    196614         $ 26.81  sole    none
AT&T INC              t              com     00206R10          $383,651     13452         $ 28.52  sole    none
BANCO LATINOAM-E      blx            com      2069485        $3,836,026    251873         $ 15.23  sole    none
BANK NY MELLON        bk             com     06405810        $1,385,754     74543         $ 18.59  sole    none
BANK OF AMER CRP      bmlprl         pfd     06050558          $867,356     65068         $ 13.33  sole    none
BANK OF AMER CRP      bacpre         pfd     06050581          $929,652     69377         $ 13.40  sole    none
BERKSHIRE HATH-A      BRK/A          com     08467010          $427,200         4    $ 106,800.00  sole    none
BERKSHIRE HATH-B      brkb           com     08467070        $2,667,481     37549         $ 71.04  sole    none
BROWN-FORMAN -B       bfb            com     11563720        $2,796,412     39869         $ 70.14  sole    none
CAPITOL FEDERAL       cffn           com     14057J10          $665,111     62984         $ 10.56  sole    none
CATERPILLAR INC       cat            com     14912310        $2,699,000     36552         $ 73.84  sole    none
CBS CORP-B            cbs            com     12485720        $2,190,463    107481         $ 20.38  sole    none
CHEVRON CORP          cvx            com     16676410        $3,203,614     34600         $ 92.59  sole    none
COCA-COLA CO/THE      ko             com     19121610          $612,904      9072         $ 67.56  sole    none
COMMONWEALTH REI      cwh            com     20323310        $1,503,373     79250         $ 18.97  sole    none
COMPASS DIVERSIF      codi           com     20451Q10        $2,767,308    227201         $ 12.18  sole    none
CONS EDISON INC       ed             com     20911510          $301,066      5280         $ 57.02  sole    none
CONSTELLATION-A       stz            com     21036P10        $1,250,604     69478         $ 18.00  sole    none
DOMINION RES/VA       d              com     25746U10        $3,119,360     61441         $ 50.77  sole    none
EQUITY ONE INC        eqy            com     29475210        $1,992,428    125626         $ 15.86  sole    none
EXXON MOBIL CORP      xom            com     30231G10        $7,059,927     97204         $ 72.63  sole    none
FIRSTENERGY CORP      fe             com     33793210          $310,148      6906         $ 44.91  sole    none
FRANKLIN RES INC      ben            com     35461310        $1,363,061     14252         $ 95.64  sole    none
GENERAL ELECTRIC      ge             com     36960410        $1,853,887    121806         $ 15.22  sole    none
GOLDMAN SACHS GP      gspra          pfd     38143Y66        $3,704,314    199909         $ 18.53  sole    none
GOVERNMENT PROPE      gov            com     38376A10        $5,782,770    268841         $ 21.51  sole    none
GRACO INC             ggg            com     38410910        $2,247,402     65829         $ 34.14  sole    none
HJ HEINZ CO           hnz            com     42307410        $1,039,686     20596         $ 50.48  sole    none
IBM                   ibm            com     45920010        $3,245,587     18560        $ 174.87  sole    none
INTEL CORP            INTC           com     45814010        $2,756,823    129216         $ 21.34  sole    none
JOHNSON&JOHNSON       jnj            com     47816010       $11,325,037    177815         $ 63.69  sole    none
JPMORGAN CHASE        jpm            com     46625H10        $1,330,491     44173         $ 30.12  sole    none
KIMBERLY-CLARK        kmb            com     49436810        $2,683,397     37789         $ 71.01  sole    none
KINDER MORGAN EN      kmp            com     49455010        $1,174,016     17169         $ 68.38  sole    none
KRAFT FOODS INC       kft            com     50075N10        $3,130,496     93225         $ 33.58  sole    none
LABORATORY CP         lh             com     50540R40        $1,535,862     19429         $ 79.05  sole    none
LIBERTY INTERA-A      linta          com     53071M10        $1,624,190    110040         $ 14.76  sole    none
LOCKHEED MARTIN       lmt            com     53983010        $3,515,776     48400         $ 72.64  sole    none
LOWE'S COS INC        low            com     54866110        $1,560,216     80673         $ 19.34  sole    none
MCDONALDS CORP        mcd            com     58013510        $3,851,522     43857         $ 87.82  sole    none
ML CAP TRUST V        merprf         pfd     59021K20          $360,553     17858         $ 20.19  sole    none
NEXTERA ENERGY        nee            com     65339F10        $1,226,362     22702         $ 54.02  sole    none
ORITANI FINANCIA      orit           com     68633D10        $2,548,826    198198         $ 12.86  sole    none
OXFORD INDS INC       oxm            com     69149730        $5,819,784    169673         $ 34.30  sole    none
PEPSICO INC           pep            com     71344810        $5,754,967     92972         $ 61.90  sole    none
PHILIP MORRIS IN      pm             com     71817210        $9,764,716    156536         $ 62.38  sole    none
PROCTER & GAMBLE      pg             com     74271810          $753,042     11919         $ 63.18  sole    none
PROGRESS ENERGY       pgn            com     74326310        $2,661,356     51457         $ 51.72  sole    none
REDWOOD TRUST         rwt            com     75807540        $4,580,259    410050         $ 11.17  sole    none
SCRIPPS NET-CL A      sni            com     81106510        $1,178,326     31701         $ 37.17  sole    none
SOTHEBY'S             bid            com     83589810        $1,181,154     42842         $ 27.57  sole    none
STAPLES INC           spls           com     85503010        $1,832,341    137770         $ 13.30  sole    none
SYMETRA FINANCIA      sya            com     87151Q10        $1,084,521    133070          $ 8.15  sole    none
T ROWE PRICE GRP      trow           com     74144T10        $1,118,391     23412         $ 47.77  sole    none
TRAVELERS COS IN      trv            com     89417E10        $2,178,182     44699         $ 48.73  sole    none
UNITED TECH CORP      UTX            com     91301710          $422,160      6000         $ 70.36  sole    none
VERIZON COMMUNIC      vz             com     92343V10        $2,766,918     75188         $ 36.80  sole    none
WALT DISNEY CO        dis            com     25468710        $2,432,766     80662         $ 30.16  sole    none
WESTAMERICA BANC      wabc           com     95709010        $3,500,724     91355         $ 38.32  sole    none
WINDSTREAM CORP       win            com     97381W10          $669,840     57497         $ 11.65  sole    none
                                                           $157,456,108